CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
STOCKHOLDERS' EQUITY
Common Stock par value	$ 0.01	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common Stock shares issued	6,389,806	6,389,806	4,455,134
Common Stock shares outstanding	6,389,806	6,389,806	4,455,134